Financial risk management - Summary Of Group Determines Its Level Of Risk (Detail)	Dec. 31, 2021	Dec. 31, 2020
Global [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	23.55%	22.12%
Latin America [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Latin America [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	25.21%	23.47%
Sovereigns [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Sovereigns [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	30.77%	26.47%
Bottom of range [member] | Global [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.05%	0.05%
Bottom of range [member] | Global [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.12%	0.13%
Bottom of range [member] | Latin America [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.11%	0.12%
Bottom of range [member] | Sovereigns [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Top of range [member] | Global [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.12%	0.12%
Top of range [member] | Global [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	2.11%	1.96%
Top of range [member] | Latin America [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	3.06%	3.00%
Top of range [member] | Sovereigns [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	1.64%	1.26%